Accounting Changes - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Leases
Package of practical expedients	true
Operating right-of-use assets	$ 4,686		$ 4,996
Operating lease liabilities	4,930
Finance lease obligations	$ 296		$ 204
Reclassification from AOCI to retained earnings for stranded tax effects of U.S. tax reform		$ 2,400
Accounting Standards Update 2016-02, Leases | Cumulative Effect, Period of Adoption, Adjustment
Leases
Operating right-of-use assets				$ 4,800
Financing right-of-use assets				200
Operating lease liabilities				5,100
Finance lease obligations				$ 200